Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Identifiable Intangibles
Amortization	$ (589)	$ (746)
Balance at the end of period	$ 2,209
Core Deposit Intangible
Changes in the carrying amount of intangible assets
Amortization period	9 years 6 months	9 years 6 months
Identifiable Intangibles
Balance at the beginning of period	$ 2,798	$ 3,544
Amortization	(589)	(746)
Balance at the end of period	$ 2,209	$ 2,798